Organization and Principal Activities (Narrative) (Details) (VIEs and VIEs' Subsidiaries [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
VIEs and VIEs' Subsidiaries [Member]
Variable Interest Entity [Line Items]
Amount payable by the VIEs and their subsidiaries to WOFEs related to the service fees	$ 3.3	$ 0.1	$ 2.3
Percentage of consolidated revenues VIEs contribute	76.90%	78.60%	92.10%
Percentage of consolidated total assets VIEs accounted for	28.70%	20.30%
Percentage of consolidated total liabilities VIEs accounted for	17.20%	17.20%
Percentage of Group's employees hired by VIEs and their subsidiaries	51.20%